PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS
Schedule of the movement in provisions

	Tax
	provisions	Provision for	Employee
	other than	decommissioning	bonuses
	for income	and	and other	SEC		Other	Total
	tax	restoration	rewards	Provision		provisions	provisions

At 1 January 2016	(525)	(1,459)	(8,237)	—		(207)	(10,428)
Arising during the year	(1,058)	(45)	(14,085)	—		(275)	(15,463)
Utilised	374	8	12,482	—		223	13,087
Discount rate adjustment and imputed interest (change in estimates)	—	(142)	(51)	—		—	(193)
Unused amounts reversed	742	430	1,096	—		34	2,302
Disposal of a subsidiary		—	91	—		—	91
Translation adjustments and other	10	17	152	—		—	179

At 31 December 2016	(457)	(1,191)	(8,552)	—		(225)	(10,425)

Current 2016	(457)	—	(7,393)	—		(225)	(8,075)
Non-current 2016	—	(1,191)	(1,159)	—		—	(2,350)

At 1 January 2017	(457)	(1,191)	(8,552)	—		(225)	(10,425)

Arising during the year	(229)	(108)	(15,181)	—		(534)	(16,052)
Utilised	342	5	12,203	—		92	12,642
Discount rate adjustment and imputed interest (change in estimates)	—	(103)	41	—		—	(62)
Unused amounts reversed	33	338	1,233	—		101	1,705
Translation adjustments and other	1	10	99	—		(79)	31

At 31 December 2017	(310)	(1,049)	(10,157)	—		(645)	(12,161)

Current 2017	(310)	—	(8,897)	—		(645)	(9,852)
Non-current 2017	—	(1,049)	(1,260)	—		—	(2,309)

At 1 January 2018	(310)	(1,049)	(10,157)	—		(645)	(12,161)

Arising during the year	(374)	(1,912)	(14,259)	(55,752)	(1)	(941)	(73,238)
Utilised	336	18	13,873	—		393	14,620
Discount rate adjustment and imputed interest (change in estimates)	—	(223)	177	—		—	(46)
Unused amounts reversed	211	89	1,079	—		872	2,251
Arising due to acquisitions of subsidiaries	(113)	—	(984)	—		(1,165)	(2,262)
Translation adjustments and other	(2)	(32)	(107)	(3,298)		(27)	(3,466)

At 31 December 2018	(252)	(3,109)	(10,378)	(59,050)		(1,513)	(74,302)

Current 2018	(252)	—	(10,096)	(59,050)		(1,513)	(70,911)
Non-current 2018	—	(3,109)	(282)	—		—	(3,391)
(1)	See information relating to SEC provision in Note 34.